Commitment and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitment and contingencies	Note 6 - Commitment and contingencies The Company had no material commitments or contingencies as of December 31, 2025.